Basis of Presentation and Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Jun. 30, 2024
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years